COSTS AND EXPENSES BY NATURE - Schedule of payments for leases of low-value assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material income and expense [abstract]
Payments for leases of low-value assets	$ (16,632)	$ (17,959)	$ (19,793)
Total	$ (16,632)	$ (17,959)	$ (19,793)